UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

ClearBridge Tactical Dividend Income Fund
Class A [CFLGX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Tactical Dividend Income Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$61	1.18%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$364,086,497
Total Number of Portfolio Holdings	79
Portfolio Turnover Rate	49%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Tactical Dividend Income Fund	PAGE 1	7405-STSR-0626

ClearBridge Tactical Dividend Income Fund
Class C [SMDLX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Tactical Dividend Income Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$99	1.93%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$364,086,497
Total Number of Portfolio Holdings	79
Portfolio Turnover Rate	49%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Tactical Dividend Income Fund	PAGE 1	7407-STSR-0626

ClearBridge Tactical Dividend Income Fund
Class I [LADIX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Tactical Dividend Income Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$49	0.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$364,086,497
Total Number of Portfolio Holdings	79
Portfolio Turnover Rate	49%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Tactical Dividend Income Fund	PAGE 1	7408-STSR-0626

ClearBridge Tactical Dividend Income Fund
Class IS [LCBDX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Tactical Dividend Income Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$43	0.84%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$364,086,497
Total Number of Portfolio Holdings	79
Portfolio Turnover Rate	49%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Tactical Dividend Income Fund	PAGE 1	7089-STSR-0626

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge
Tactical Dividend Income Fund
Financial Statements and Other Important Information
Semi-Annual  | April 30, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
April 30, 2026
 ClearBridge Tactical Dividend Income Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 83.6%
Communication Services — 5.2%
Interactive Media & Services — 4.2%
Alphabet Inc., Class A Shares	27,514	$10,587,387
Meta Platforms Inc., Class A Shares	7,645	4,678,052
Total Interactive Media & Services		15,265,439
Wireless Telecommunication Services — 1.0%
T-Mobile US Inc.	18,050	3,528,775

Total Communication Services		18,794,214
Consumer Discretionary — 1.9%
Household Durables — 1.2%
Lennar Corp., Class A Shares	48,922	4,417,656
Specialty Retail — 0.7%
Home Depot Inc.	7,222	2,374,594

Total Consumer Discretionary		6,792,250
Consumer Staples — 6.1%
Beverages — 1.3%
Coca-Cola Co.	59,043	4,650,227
Consumer Staples Distribution & Retail — 1.6%
Walmart Inc.	44,361	5,852,547
Household Products — 3.2%
Colgate-Palmolive Co.	67,698	5,778,701
Procter & Gamble Co.	40,178	5,909,782
Total Household Products		11,688,483

Total Consumer Staples		22,191,257
Energy — 10.9%
Oil, Gas & Consumable Fuels — 10.9%
Cheniere Energy Inc.	9,776	2,687,911
Enbridge Inc.	78,761	4,364,935
Kinder Morgan Inc.	158,159	5,198,686
ONEOK Inc.	68,858	6,366,611
Pembina Pipeline Corp.	93,088	4,330,454
Sunococorp LLC	32,166	2,144,829
Targa Resources Corp.	15,761	4,099,121
Williams Cos. Inc.	138,218	10,547,415

Total Energy		39,739,962
Financials — 9.0%
Banks — 5.0%
Bank of America Corp.	106,700	5,704,182
Citigroup Inc.	41,018	5,249,484
See Notes to Financial Statements.
ClearBridge Tactical Dividend Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 ClearBridge Tactical Dividend Income Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
JPMorgan Chase & Co.	23,125	$7,243,444
Total Banks		18,197,110
Capital Markets — 2.9%
Ares Management Corp., Class A Shares	7,033	825,674
Blackstone Inc.	10,990	1,380,124
Charles Schwab Corp.	19,659	1,801,551
Goldman Sachs Group Inc.	2,063	1,905,738
Intercontinental Exchange Inc.	29,091	4,598,996
Total Capital Markets		10,512,083
Insurance — 0.3%
MetLife Inc.	15,000	1,201,500
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
AGNC Investment Corp.	260,817	2,874,203

Total Financials		32,784,896
Health Care — 7.9%
Biotechnology — 1.1%
AbbVie Inc.	9,052	1,912,869
Amgen Inc.	6,130	2,122,512
Total Biotechnology		4,035,381
Health Care Equipment & Supplies — 1.1%
Stryker Corp.	12,130	3,822,527
Health Care Providers & Services — 1.2%
McKesson Corp.	5,202	4,240,670
Pharmaceuticals — 4.5%
Eli Lilly & Co.	2,332	2,179,487
Johnson & Johnson	18,808	4,323,019
Merck & Co. Inc.	44,220	4,827,940
Roche Holding AG, ADR	101,763	5,177,701
Total Pharmaceuticals		16,508,147

Total Health Care		28,606,725
Industrials — 10.8%
Aerospace & Defense — 2.4%
L3Harris Technologies Inc.	11,356	3,640,166
Lockheed Martin Corp.	4,242	2,197,228
Northrop Grumman Corp.	5,004	2,899,718
Total Aerospace & Defense		8,737,112
Electrical Equipment — 4.0%
Eaton Corp. PLC	16,216	7,021,690
Emerson Electric Co.	53,610	7,528,989
Total Electrical Equipment		14,550,679
See Notes to Financial Statements.

ClearBridge Tactical Dividend Income Fund 2026 Semi-Annual Report

 ClearBridge Tactical Dividend Income Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Ground Transportation — 2.3%
Union Pacific Corp.	30,661	$8,262,526
Industrial Conglomerates — 1.2%
Honeywell International Inc.	20,604	4,416,055
Machinery — 0.9%
Illinois Tool Works Inc.	13,260	3,421,213

Total Industrials		39,387,585
Information Technology — 14.3%
Electronic Equipment, Instruments & Components — 1.5%
Amphenol Corp., Class A Shares	36,737	5,410,258
Semiconductors & Semiconductor Equipment — 5.7%
ASML Holding NV, Registered Shares	2,641	3,800,373
Broadcom Inc.	14,374	6,000,139
Marvell Technology Inc.	19,648	3,244,867
Micron Technology Inc.	9,084	4,697,881
QUALCOMM Inc.	16,090	2,889,442
Total Semiconductors & Semiconductor Equipment		20,632,702
Software — 3.4%
Microsoft Corp.	22,838	9,312,880
Oracle Corp.	20,124	3,247,812
Total Software		12,560,692
Technology Hardware, Storage & Peripherals — 3.7%
Apple Inc.	35,926	9,748,520
Western Digital Corp.	8,796	3,822,038
Total Technology Hardware, Storage & Peripherals		13,570,558

Total Information Technology		52,174,210
Materials — 1.8%
Chemicals — 0.5%
Sherwin-Williams Co.	5,495	1,767,247
Metals & Mining — 1.3%
Freeport-McMoRan Inc.	84,848	4,902,517

Total Materials		6,669,764
Real Estate — 10.2%
Industrial REITs — 1.2%
Prologis Inc.	31,180	4,428,184
Residential REITs — 3.1%
Equity LifeStyle Properties Inc.	93,667	5,928,185
Equity Residential	82,461	5,391,300
Total Residential REITs		11,319,485
See Notes to Financial Statements.
ClearBridge Tactical Dividend Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 ClearBridge Tactical Dividend Income Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Specialized REITs — 5.9%
	American Tower Corp.	33,456	$6,112,746
	Digital Realty Trust Inc.	31,288	6,287,010
	Equinix Inc.	4,335	4,694,068
	Public Storage	14,713	4,449,947
Total Specialized REITs			21,543,771

Total Real Estate			37,291,440
Utilities — 5.5%
Electric Utilities — 2.0%
	NextEra Energy Inc.	75,198	7,360,380
Gas Utilities — 1.5%
	Atmos Energy Corp.	27,423	5,209,822
Multi-Utilities — 2.0%
	DTE Energy Co.	47,913	7,267,923

Total Utilities			19,838,125
Total Common Stocks (Cost — $222,231,696)			304,270,428
		Shares/Units
Master Limited Partnerships — 10.3%
Diversified Energy Infrastructure — 5.3%
	Energy Transfer LP	431,920	8,720,465
	Enterprise Products Partners LP	138,702	5,367,768
	Plains GP Holdings LP, Class A Shares	215,296	5,263,987 *
Total Diversified Energy Infrastructure			19,352,220
Gathering/Processing — 0.5%
	Western Midstream Partners LP	45,000	1,956,600
Liquids Transportation & Storage — 0.7%
	Delek Logistics Partners LP	44,392	2,358,547
Oil/Refined Products — 2.0%
	CrossAmerica Partners LP	102,990	2,185,448
	MPLX LP	88,680	4,990,023
Total Oil/Refined Products			7,175,471
Petrochemicals — 1.8%
	Westlake Chemical Partners LP	284,742	6,563,303

Total Master Limited Partnerships (Cost — $11,208,375)			37,406,141
	Rate	Shares
Convertible Preferred Stocks — 4.6%
Consumer Discretionary — 1.0%
Building Products — 1.0%
QXO Inc.	4.750%	333	3,797,648 (a)(b)
See Notes to Financial Statements.

ClearBridge Tactical Dividend Income Fund 2026 Semi-Annual Report

 ClearBridge Tactical Dividend Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value

Financials — 1.6%
Capital Markets — 0.9%
KKR & Co. Inc.	6.250%	76,455	$3,393,073
Financial Services — 0.7%
Apollo Global Management Inc.	6.750%	39,308	2,583,715

Total Financials			5,976,788
Industrials — 2.0%
Aerospace & Defense — 2.0%
Boeing Co.	6.000%	98,840	7,136,248

Total Convertible Preferred Stocks (Cost — $14,197,602)			16,910,684
Total Investments before Short-Term Investments (Cost — $247,637,673)			358,587,253

Short-Term Investments — 1.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.497%	2,792,134	2,792,134 (c)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.565%	2,792,134	2,792,134 (c)(d)

Total Short-Term Investments (Cost — $5,584,268)			5,584,268
Total Investments — 100.0% (Cost — $253,221,941)			364,171,521
Liabilities in Excess of Other Assets — (0.0)%††			(85,024)
Total Net Assets — 100.0%			$364,086,497

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2026, the total market value of investments in Affiliated
Companies was $2,792,134 and the cost was $2,792,134 (Note 8).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Financial Statements.
ClearBridge Tactical Dividend Income Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
April 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $250,429,807)	$361,379,387
Investments in affiliated securities, at value (Cost — $2,792,134)	2,792,134
Cash	70
Dividends receivable from unaffiliated investments	331,142
Receivable for Fund shares sold	61,492
Dividends receivable from affiliated investments	8,772
Prepaid expenses	28,328
Total Assets	364,601,325
Liabilities:
Investment management fee payable	218,997
Payable for Fund shares repurchased	73,237
Transfer agent fees payable	61,658
Service and/or distribution fees payable	56,756
Fund accounting fees payable	46,184
Trustees’ fees payable	515
Accrued expenses	57,481
Total Liabilities	514,828
Total Net Assets	$364,086,497
Net Assets:
Par value (Note 7)	$139
Paid-in capital in excess of par value	234,912,392
Total distributable earnings (loss)	129,173,966
Total Net Assets	$364,086,497
See Notes to Financial Statements.

ClearBridge Tactical Dividend Income Fund 2026 Semi-Annual Report

Net Assets:
Class A	$268,102,061
Class C	$3,559,412
Class I	$82,462,239
Class IS	$9,962,785
Shares Outstanding:
Class A	10,232,523
Class C	145,322
Class I	3,113,473
Class IS	376,445
Net Asset Value:
Class A (and redemption price)	$26.20
Class C*	$24.49
Class I (and redemption price)	$26.49
Class IS (and redemption price)	$26.47
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$27.72

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
ClearBridge Tactical Dividend Income Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended April 30, 2026

Investment Income:
Dividends from unaffiliated investments	$3,727,380
Dividends from affiliated investments	42,118
Less: Foreign taxes withheld	(56,981)
Total Investment Income	3,712,517
Expenses:
Investment management fee (Note 2)	1,325,467
Service and/or distribution fees (Notes 2 and 5)	345,105
Transfer agent fees (Notes 2 and 5)	159,413
Fund accounting fees	36,070
Registration fees	35,537
Shareholder reports	29,899
Legal fees	22,541
Audit and tax fees	16,047
Trustees’ fees	8,962
Commitment fees (Note 9)	1,395
Custody fees	1,249
Insurance	1,202
Miscellaneous expenses	5,093
Total Expenses	1,987,980
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(1,459)
Net Expenses	1,986,521
Net Investment Income	1,725,996
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	22,800,142
Foreign currency transactions	(520)
Net Realized Gain	22,799,622
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	3,997,677
Net Gain on Investments and Foreign Currency Transactions	26,797,299
Increase in Net Assets From Operations	$28,523,295
See Notes to Financial Statements.

ClearBridge Tactical Dividend Income Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2026 (unaudited) and the Year Ended October 31, 2025	2026	2025
Operations:
Net investment income	$1,725,996	$6,103,926
Net realized gain	22,799,622	39,663,261
Change in net unrealized appreciation (depreciation)	3,997,677	(28,052,019)
Increase in Net Assets From Operations	28,523,295	17,715,168
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(9,917,949)	(11,488,999)
Decrease in Net Assets From Distributions to Shareholders	(9,917,949)	(11,488,999)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	10,492,896	24,907,962
Reinvestment of distributions	9,600,968	11,065,704
Cost of shares repurchased	(29,211,058)	(56,001,412)
Decrease in Net Assets From Fund Share Transactions	(9,117,194)	(20,027,746)
Increase (Decrease) in Net Assets	9,488,152	(13,801,577)
Net Assets:
Beginning of period	354,598,345	368,399,922
End of period	$364,086,497	$354,598,345
See Notes to Financial Statements.
ClearBridge Tactical Dividend Income Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$24.89	$24.44	$19.23	$18.85	$21.41	$15.65
Income (loss) from operations:
Net investment income	0.12	0.40	0.48	0.32	0.49	0.48
Net realized and unrealized gain (loss)	1.90	0.82	5.51	0.83	(2.27)	6.06
Total income (loss) from operations	2.02	1.22	5.99	1.15	(1.78)	6.54
Less distributions from:
Net investment income	(0.39)[3]	(0.77)	(0.51)	(0.62)	(0.49)	(0.50)
Net realized gains	(0.32)	—	—	—	—	—
Return of capital	—	—	(0.27)	(0.15)	(0.29)	(0.28)
Total distributions	(0.71)	(0.77)	(0.78)	(0.77)	(0.78)	(0.78)
Net asset value, end of period	$26.20	$24.89	$24.44	$19.23	$18.85	$21.41
Total return[4]	8.28%	5.09%	31.47%	6.14%	(8.37)%	42.46%
Net assets, end of period (millions)	$268	$261	$272	$221	$217	$238
Ratios to average net assets:
Gross expenses	1.18%[5]	1.17%	1.18%	1.20%	1.19%	1.18%
Net expenses[6,7]	1.18 [5]	1.17	1.18	1.19	1.19	1.18
Net investment income	0.92 [5]	1.64	2.14	1.61	2.44	2.44
Portfolio turnover rate	49%	79%	59%	57%	19%	38%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.19%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 21, 2021, the expense limitation was 1.25%.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

ClearBridge Tactical Dividend Income Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$23.30	$22.94	$18.10	$17.77	$20.20	$14.79
Income (loss) from operations:
Net investment income	0.03	0.21	0.30	0.16	0.31	0.35
Net realized and unrealized gain (loss)	1.77	0.76	5.17	0.79	(2.12)	5.68
Total income (loss) from operations	1.80	0.97	5.47	0.95	(1.81)	6.03
Less distributions from:
Net investment income	(0.29)[3]	(0.61)	(0.41)	(0.50)	(0.40)	(0.40)
Net realized gains	(0.32)	—	—	—	—	—
Return of capital	—	—	(0.22)	(0.12)	(0.22)	(0.22)
Total distributions	(0.61)	(0.61)	(0.63)	(0.62)	(0.62)	(0.62)
Net asset value, end of period	$24.49	$23.30	$22.94	$18.10	$17.77	$20.20
Total return[4]	7.89%	4.31%	30.49%	5.38%	(9.00)%	41.34%
Net assets, end of period (000s)	$3,559	$4,456	$6,473	$8,179	$14,439	$31,509
Ratios to average net assets:
Gross expenses	1.93%[5]	1.91%	1.92%	1.94%	1.93%	1.93%
Net expenses[6,7]	1.93 [5]	1.91	1.92	1.94	1.93	1.93
Net investment income	0.28 [5]	0.91	1.43	0.86	1.63	1.93
Portfolio turnover rate	49%	79%	59%	57%	19%	38%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
ClearBridge Tactical Dividend Income Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$25.15	$24.69	$19.42	$19.02	$21.59	$15.78
Income (loss) from operations:
Net investment income	0.15	0.46	0.54	0.37	0.55	0.55
Net realized and unrealized gain (loss)	1.93	0.83	5.56	0.85	(2.29)	6.08
Total income (loss) from operations	2.08	1.29	6.10	1.22	(1.74)	6.63
Less distributions from:
Net investment income	(0.42)[3]	(0.83)	(0.54)	(0.66)	(0.53)	(0.53)
Net realized gains	(0.32)	—	—	—	—	—
Return of capital	—	—	(0.29)	(0.16)	(0.30)	(0.29)
Total distributions	(0.74)	(0.83)	(0.83)	(0.82)	(0.83)	(0.82)
Net asset value, end of period	$26.49	$25.15	$24.69	$19.42	$19.02	$21.59
Total return[4]	8.44%	5.30%	31.74%	6.44%	(8.12)%	42.74%
Net assets, end of period (000s)	$82,462	$79,371	$77,612	$55,718	$54,503	$63,644
Ratios to average net assets:
Gross expenses	0.95%[5]	0.94%	0.94%	0.95%	0.95%	0.92%
Net expenses[6,7]	0.95 [5]	0.94	0.94	0.95	0.95	0.92
Net investment income	1.15 [5]	1.87	2.36	1.85	2.67	2.79
Portfolio turnover rate	49%	79%	59%	57%	19%	38%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

ClearBridge Tactical Dividend Income Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$25.13	$24.67	$19.40	$19.01	$21.58	$15.77
Income (loss) from operations:
Net investment income	0.16	0.49	0.56	0.40	0.56	0.54
Net realized and unrealized gain (loss)	1.93	0.82	5.56	0.82	(2.28)	6.11
Total income (loss) from operations	2.09	1.31	6.12	1.22	(1.72)	6.65
Less distributions from:
Net investment income	(0.43)[3]	(0.85)	(0.55)	(0.67)	(0.53)	(0.54)
Net realized gains	(0.32)	—	—	—	—	—
Return of capital	—	—	(0.30)	(0.16)	(0.32)	(0.30)
Total distributions	(0.75)	(0.85)	(0.85)	(0.83)	(0.85)	(0.84)
Net asset value, end of period	$26.47	$25.13	$24.67	$19.40	$19.01	$21.58
Total return[4]	8.51%	5.41%	31.89%	6.49%	(8.02)%	42.90%
Net assets, end of period (000s)	$9,963	$9,674	$11,909	$9,333	$16,130	$28,589
Ratios to average net assets:
Gross expenses	0.84%[5]	0.83%	0.84%	0.85%	0.84%	0.84%
Net expenses[6,7]	0.84 [5]	0.83	0.84	0.85	0.84	0.84
Net investment income	1.26 [5]	1.97	2.47	2.04	2.74	2.74
Portfolio turnover rate	49%	79%	59%	57%	19%	38%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.90%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’
consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
ClearBridge Tactical Dividend Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The

ClearBridge Tactical Dividend Income Fund 2026 Semi-Annual Report

Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
ClearBridge Tactical Dividend Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$304,270,428	—	—	$304,270,428
Master Limited Partnerships	37,406,141	—	—	37,406,141
Convertible Preferred Stocks:
Consumer Discretionary	—	—	$3,797,648	3,797,648
Other Convertible Preferred Stocks	13,113,036	—	—	13,113,036
Total Long-Term Investments	354,789,605	—	3,797,648	358,587,253
Short-Term Investments†	5,584,268	—	—	5,584,268
Total Investments	$360,373,873	—	$3,797,648	$364,171,521

†	See Schedule of Investments for additional detailed categorizations.
(b) Master limited partnerships. The Fund may not invest more than 25% of the value of its total assets in the securities of Master Limited Partnerships (“MLPs”) that are treated for U.S. federal income tax purposes as qualified publicly traded partnerships. This 25% limitation applies generally to MLPs that focus on commodity and energy-related industries. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include

ClearBridge Tactical Dividend Income Fund 2026 Semi-Annual Report

exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.
(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign
ClearBridge Tactical Dividend Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(f) Return of capital estimates. Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital and distributions received from the Fund’s investments in Real Estate Investment Trusts (“REITs”) generally are comprised of income, realized capital gains and return of capital. The Fund records investment income, realized capital gains and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP or REIT and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
(g) Partnership accounting policy. The Fund records its pro rata share of the income (loss) and capital gains (losses), to the extent of distributions it has received, allocated from the underlying partnerships and accordingly adjusts the cost basis of the underlying partnerships for return of capital. These amounts are included in the Fund’s Statement of Operations.
(h) Distributions to shareholders. Distributions are declared and paid on a quarterly basis to shareholders of the Fund and are recorded on ex-dividend date. The Fund intends to distribute all of its net investment income earned each quarter and any cash received during the quarter from its investments in MLPs and REITs. The Fund intends to distribute the cash received from MLPs and REITs even if all or a portion of that cash may represent a return of capital to the Fund. The Fund may distribute additional amounts if required under the

ClearBridge Tactical Dividend Income Fund 2026 Semi-Annual Report

income tax regulations. Distributions of net realized gains, if any, are declared at least annually. The character of distributions made to shareholders during the period may differ from their ultimate characterization for federal income tax purposes.
(i) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
The Fund may invest in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLP’s taxable income in computing its own taxable income. The distributions paid by the MLPs generally do not constitute income for tax purposes. Each MLP may allocate losses to the Fund which are generally not deductible in computing the Fund’s taxable income until such time as that particular MLP either generates income to offset those losses or the Fund disposes of units in that MLP. This may result in the Fund’s taxable income being substantially different than its book income in any given year. As a result, the Fund may have insufficient taxable income to support its distributions paid resulting in a return of capital to shareholders. A return of capital distribution is generally not treated as taxable income to shareholders and instead reduces a shareholder’s basis in their shares of the Fund.
The Fund, and entities in which the Fund invests, may be subject to audit by the Internal Revenue Service or other applicable tax authorities. The Fund’s taxable income or tax liability for prior taxable years could be adjusted if there is an audit of the Fund, or of any entity that is treated as a partnership for tax purposes in which the Fund holds an equity interest. The Fund may be required to pay a fund-level tax as a result of such an adjustment or may pay a “deficiency dividend” to its current shareholders in order to avoid a fund-level tax associated with the adjustment. The Fund could also be required to pay interest and penalties in connection with such an adjustment.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
ClearBridge Tactical Dividend Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 1.19%, 2.00%, 1.00% and 0.90%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the

ClearBridge Tactical Dividend Income Fund 2026 Semi-Annual Report

recapture provision discussed below.
During the six months ended April 30, 2026, fees waived and/or expenses reimbursed amounted to $1,459, all of which was an affiliated money market fund waiver.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended April 30, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $4,149 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000  in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended April 30, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$7,406	—
CDSCs	48	$112
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
ClearBridge Tactical Dividend Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
3. Investments
During the six months ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$172,403,235
Sales	178,448,277
At April 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$254,032,801	$114,324,990	$(4,186,270)	$110,138,720
4. Derivative instruments and hedging activities
During the six months ended April 30, 2026, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended April 30, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$325,640	$114,388
Class C	19,465	1,797
Class I	—	43,133
Class IS	—	95
Total	$345,105	$159,413
For the six months ended April 30, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$1,075
Class C	16
Class I	328
Class IS	40
Total	$1,459

ClearBridge Tactical Dividend Income Fund 2026 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Net Investment Income:
Class A	$3,974,390	$8,370,935
Class C	46,603	142,229
Class I	1,289,719	2,591,088
Class IS	162,493	384,747
Total	$5,473,205	$11,488,999
Net Realized Gains:
Class A	$3,285,381	—
Class C	54,274	—
Class I	983,683	—
Class IS	121,406	—
Total	$4,444,744	—
7. Shares of beneficial interest
At April 30, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	229,308	$5,796,897	536,251	$13,210,352
Shares issued on reinvestment	284,752	7,030,070	328,276	8,052,786
Shares repurchased	(772,568)	(19,545,901)	(1,519,650)	(37,142,640)
Net decrease	(258,508)	$(6,718,934)	(655,123)	$(15,879,502)
Class C
Shares sold	1,774	$42,030	13,218	$304,034
Shares issued on reinvestment	4,369	100,877	6,180	142,102
Shares repurchased	(52,058)	(1,233,318)	(110,327)	(2,552,447)
Net decrease	(45,915)	$(1,090,411)	(90,929)	$(2,106,311)
ClearBridge Tactical Dividend Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class I
Shares sold	173,400	$4,452,521	419,763	$10,383,183
Shares issued on reinvestment	87,630	2,186,553	100,349	2,486,560
Shares repurchased	(303,336)	(7,722,037)	(508,429)	(12,563,375)
Net increase (decrease)	(42,306)	$(1,082,963)	11,683	$306,368
Class IS
Shares sold	7,968	$201,448	40,127	$1,010,393
Shares issued on reinvestment	11,374	283,468	15,535	384,256
Shares repurchased	(27,828)	(709,802)	(153,547)	(3,742,950)
Net decrease	(8,486)	$(224,886)	(97,885)	$(2,348,301)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended April 30, 2026. The following transactions were effected in such company for the six months ended April 30, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$8,039,854	$28,703,119	28,703,119	$33,950,839	33,950,839

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$42,118	—	$2,792,134
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or

ClearBridge Tactical Dividend Income Fund 2026 Semi-Annual Report

unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2026.
10. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
ClearBridge Tactical Dividend Income Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

ClearBridge Tactical Dividend Income Fund

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ClearBridge
Tactical Dividend Income Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
ClearBridge Investments, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
ClearBridge Tactical Dividend Income Fund
The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
ClearBridge Tactical Dividend Income Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of ClearBridge Tactical Dividend Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90049-SFSOI 6/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 24, 2026